Investment in Associate - Disclosure of Investment in Associate (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of associates and joint ventures [line items]
Beginning Balance		$ 882			$ 882
Amount invested	$ 0		$ 132		0		$ 132
Ending Balance	479				479	$ 882
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	479	882	2,500	$ 2,562	882	984	2,562
Amount invested			133
Share of losses	0	(41)	0	(62)	(41)	(102)	(62)
Impairment charge		(362)	(1,649)		(362)		(1,649)
Ending Balance	$ 479	$ 479	$ 984	$ 2,500	$ 479	$ 882	$ 984